SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the VIEs and their Subsidiaries	The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:
	As of December 31,	As of December 31,
	2022	2023
	RMB	RMB
Assets:
Cash and cash equivalents	1,763,619	1,418,792
Term deposits	5,000	—
Investment in marketable securities	58,384	52,637
Accounts receivable, net	69,549	41,903
Other receivables, net	99,494	55,081
Loan receivables, net	111,306	—
Amounts due from related parties	1,425	425
Prepaid expenses and other assets	210,450	154,162
Contracts assets, net	—
Long-term investments, net	457,757	478,022
Operating lease right-of-use assets, net	5,423	9,883
Property, equipment and software, net	60,254	55,201
Goodwill	21,932	—
Intangible assets, net	16,933	13,902
Total assets	2,881,526	2,280,008
Liabilities:
Deferred revenue	8,802	5,234
Payroll and welfare payable	15,685	10,778
Income taxes payable	298,785	285,829
Accrued expenses and other liabilities	76,138	75,857
Operating lease liabilities	4,918	6,313
Amounts due to related parties	991,498	925,822
Deferred tax liabilities	4,233	3,476
Total liabilities	1,400,059	1,313,309
	For the years ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	701,329	535,149	396,650
Net (loss)	(154,732)	(357,418)	(73,079)
	For the years ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	1,014,571	251,106	339,806
Net cash (used in) provided by investing activities	(51,410)	76,163	(5,021)
Net cash provided by financing activities	3,305	—	—

Schedule of Disaggregation of Revenues	The following table illustrates the disaggregation of revenues by services offering in 2021, 2022 and 2023:
	December 31,	December 31,	December 31,
	2021	2022	2023
Technical services	417,566	327,245	247,770
Sales income	202,960	154,906	142,628
Facilitation/post	39,782	35,820	3,629
Others	101,143	43,696	18,422
Total	761,451	561,667	412,449

Schedule of Movement of the Allowance for Doubtful Accounts	The movement of the allowance for doubtful accounts is as follows:
	Accounts	Other	Loans
	receivable	receivables	receivable	Total
	RMB	RMB	RMB	RMB
Balance at December 31, 2021	1,444,000	65,647	350,425	1,860,072
Provision for doubtful accounts	612	26,854	113,100	140,566
Reversals	(30)	(65,640)	(7,561)	(73,231)
Write-offs	—	—	(14,605)	(14,605)
Balance at December 31, 2022	1,444,582	26,861	441,359	1,912,802
Provision for doubtful accounts	2,292	3,588	133,815	139,695
Reversals	(852)	(515)	—	(1,367)
Write-offs	—	—	—	—
Balance at December 31, 2023	1,446,022	29,934	575,174	2,051,130

Schedule of Property, Equipment and Software, Net	Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:
Computer and electronic equipment	3 years
Furniture and office equipment	5 years
Office Building	20 years
License	20 years
Software	5 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful life